Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 03, 2020
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade and other payables	$ 3,366
Related party payables	2,040
Total	5,406
Less then 3 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade and other payables		$ 2,620
Total		$ 2,620
3 to 12 months [Member]
Financial Instruments (Details) - Schedule of financial liabilities based on contractual undiscounted payments [Line Items]
Trade and other payables	746
Related party payables	2,040
Total	$ 2,786